Shareholders’ equity and reserves	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Shareholders’ equity and reserves

4.	Shareholders’ equity and reserves

The authorized share capital of the Company consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value. All issued shares are fully paid.

Transactions for the issuance of share capital for the six months ended June 30, 2026:

•	In March 2026, the Company issued 4,242,429 common shares at a fair value of $2,310,000 (approximately $0.54 each) for the acquisition of Last Bounty Gold Corp., on the acquisition of the Forester Gold project (Note 3).

•	The Company issued 56,768 common shares for services at a fair value of $27,000, comprising 10,101 common shares at a fair value of $6,000 (approximately $0.59 each) for exploration related services on the Laird Lake project (Note 3), and 46,667 common shares at a fair value of $21,000 ($0.45 each) for consulting services.

Transactions for the issuance of share capital for the six months ended June 30, 2025:

•	On April 25, 2025, the Company issued 175,478 common shares at a fair value of $86,862 as a finder’s fee. The shares were issued pursuant to the acquisition of Laird Lake and Oneman Lake Projects from Libra Lithium Corp.

•	On April 25, 2025, the Company completed a private placement of 1,545,455 flow-through shares at a price of approximately $0.50 each for gross proceeds of $765,000. There was no flow-through premium liability recognized on the private placement as the subscription price was equal to the trading price of the Company’s common share as quoted on the CSE.

•	On April 25, 2025, in connection with the private placement of flow-through shares, the Company issued 48,485 units at a fair value of $24,000 (approximately $0.50 each) for finder’s fees.

•	On June 30, 2025, the Company completed a non-brokered private placement of 335,555 units at a price of approximately $0.50 each for gross proceeds of $166,100. Each warrant is exercisable into one common share at a price of $1.19 until June 30, 2028. The warrants are subject to an accelerated exercise provision. On initial recognition, the warrants were measured at a fair value of $73,490 using the Black-Scholes option pricing model.

Stock options

On June 3, 2026, the Board of Directors of the Company adopted the 2026 Stock Option Plan (the “2026 Plan”) which will supersede and replace the 2020 Equity Incentive Plan and all other previous stock option plans. Under the 2026 Plan, the aggregate number of common shares issuable pursuant to options granted may not exceed 10% of the Company’s issued and outstanding common shares at the time of grant, on a rolling basis, as compared to the fixed maximum of 1,010,101 shares reserved under the 2020 Equity Incentive Plan. All issued and outstanding stock options of the Company previously granted under the Company’s 2020 Equity Incentive Plan shall be continued under and governed by the 2026 Stock Option Plan.

Options granted under the 2026 Plan have a maximum term of ten years from the date of grant, an exercise price not less than the greater of CAD (a) $0.05, and (b) the closing market price of the Company’s common shares on the trading day immediately preceding the date of grant of the option, and (c) the closing market price of the Company’s common shares on the date of grant of the Option, and vesting terms as determined by the Board. As at June 30, 2026, the 2026 Plan had not yet been approved by shareholders and no options had been granted thereunder; the option activity disclosed below relates entirely to the 2020 Equity Incentive Plan. Subsequent to period end, on July 24, 2026, the Company’s shareholders approved the 2026 Plan at the Company’s annual general and special meeting of shareholders (Note 10).

A summary of the Company’s stock options as at June 30, 2026 and December 31, 2025, and changes during the period/year then ended are as follows:

	Period ended June 30, 2026		Year ended December 31, 2025
	Options	Weighted average exercise price	Options	Weighted average exercise price
	#	$	#
Options outstanding, beginning of period/year	806,061	0.70	528,283	0.69
Granted	454,040	0.54	277,778	0.50
Expired	(252,525)	0.83	–	–
Options outstanding, end of period/year	1,007,576	0.58	806,061	0.70

In accordance with the Company’s material accounting policy, upon the expiry of stock options the original fair value recognized on vesting of the stock options remains within reserves and is not reclassified.

As at June 30, 2026, the Company has stock options outstanding and exercisable as follows:

Options	Options	Exercise		Weighted average
outstanding	exercisable	price	Expiry date	remaining life
#	#	$		(years)
25,253	25,253	0.69	January 16, 2028	1.55
73,737	73,737	0.59	August 24, 2032	6.16
176,768	176,768	0.79	October 12, 2032	6.29
277,778	277,778	0.50	June 12, 2035	8.96
204,040	204,040	0.59	March 19, 2036	9.73
250,000	250,000	0.49	April 16, 2036	9.80
1,007,576	1,007,576	0.58		8.33

Total share-based payments expense for the six months ended June 30, 2026, was $222,115 (2025 - $125,827) comprising the following grants:

•	During the six months ended June 30, 2026, 204,040 options were granted to directors of the Company with a weighted average exercise price of $0.59 each expiring on March 19, 2036, which vested immediately. The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 214%, no dividend yield, and a risk-free interest rate – 4%. Using the above assumptions, the fair value of options granted was approximately $0.49 per option, for an aggregate total of $100,936.

•	During the six months ended June 30, 2026, 250,000 options were granted to consultants and an officer of the Company with a weighted average exercise price of $0.49 each expiring on April 16, 2036, which vested immediately. The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 214%, no dividend yield, and a risk-free interest rate – 4%. Using the above assumptions, the fair value of options granted was approximately $0.45 per option, for an aggregate total of $121,179.

•	During the year ended December 31, 2025, 277,778 options were granted to directors and consultants of the Company with a weighted average exercise price of $0.50 each expiring on June 12, 2035, which vested immediately. The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 145%, no dividend yield, and a risk-free interest rate – 4%. The fair value is particularly impacted by the Company’s stock price volatility, determined using stock price data from the previous ten years. Using the above assumptions, the fair value of options granted was approximately $0.45 per option, for an aggregate total of $125,827.

Warrants

As an incentive to complete private placements, the Company may issue units which include common shares and common share purchase warrants.

Prior to January 1, 2026, share purchase warrants that were not classified as share-based payments were classified as a derivative liability under the principles of IFRS 9, Financial Instruments. As the exercise price of the share purchase warrants were fixed in CAD and the functional currency of the Company was the USD, the share purchase warrants were considered a derivative liability in accordance with IAS 32, Financial Instruments: Presentation as a variable amount of cash in the Company’s functional currency would be received upon exercise. Accordingly, the Company’s warrant liability presented as at December 31, 2025 and January 1, 2025, was remeasured to fair value at each reporting date using the Black-Scholes option pricing model.

A summary of the Company’s warrants as at June 30, 2026 and December 31, 2025, and changes during the period/year then ended are as follows:

	Period ended June 30, 2026		Year ended December 31, 2025
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrant liability
	#	$	#	$	$
Warrants outstanding, beginning of period/year	3,926,930	0.99	3,665,657	1.06	857,250
Issued - unit offerings	–	–	2,578,188	0.91	1,201,281
Issued - finders' warrants	–	–	284,095	0.94	–
Expired	–	–	(2,601,010)	1.01	(310,494)
Fair value adjustment for warrants outstanding	–	–	–	–	84,154
Warrants outstanding, end of period/year	3,926,930	0.99	3,926,930	0.99	1,832,191

Warrants

As at June 30, 2026, the Company had warrants outstanding and exercisable as follows:

Warrants	Exercise		Weighted average
outstanding	price	Expiry date	remaining life
#	$		(years)
48,485	1.19	October 25, 2026	0.32
606,061	1.19	October 25, 2027	1.32
326,263	1.19	December 3, 2027	1.43
1,601,005	0.89	December 4, 2027	1.43
192,320	0.89	December 4, 2027	1.43
445,286	0.89	December 12, 2027	1.45
364,119	0.89	December 18, 2027	1.47
43,290	0.89	December 18, 2027	1.47
132,323	1.19	December 23, 2027	1.48
167,778	1.19	June 30, 2028	2.00
3,926,930	0.99		1.43